September 9, 2016
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-6
Nationwide VLI Sep Acct - 4
BAE Future Corporate FPVUL	333-43671
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-0111 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY
/s/ PAIGE L. RYAN
Paige L. Ryan
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies